Document And Entity Information	Sep. 25, 2024
Document Information [Line Items]
Entity, Registrant Name	GEOVAX LABS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 25, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39563
Entity, Tax Identification Number	87-0455038
Entity, Address, Address Line One	1900 Lake Park Drive
Entity, Address, Address Line Two	Suite 380
Entity, Address, City or Town	Smyrna
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30080
City Area Code	678
Local Phone Number	384-7220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000832489
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GOVX
Security Exchange Name	NASDAQ
WarrantsToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	GOVXW
Security Exchange Name	NASDAQ